Income Taxes - Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Components of Deferred Tax Liabilities [Abstract]
Noncurrent deferred tax liabilities	$ 915.1	$ 304.3
Deferred income taxes	0	2.4
Assets [Member]
Components of Deferred Tax Assets [Abstract]
Total deferred tax assets, gross	120.8	82.0
Assets [Member] | Current
Components of Deferred Tax Assets [Abstract]
Accrued vacation, incentive and severance	6.5	5.2
Deferred Tax Assets, Operating Loss Carryforwards	7.3	0
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	2.7	0
Accrued liabilities	7.1	1.6
Other items, assets	7.0	5.4
Total deferred tax assets, gross	30.6	12.2
Deferred Tax Assets, Valuation Allowance	(0.3)	0
Current deferred tax assets	30.3	12.2
Components of Deferred Tax Liabilities [Abstract]
Deferred income taxes	90.5	69.8
Assets [Member] | Noncurrent
Components of Deferred Tax Assets [Abstract]
Other items, assets	1.5	0.9
Deferred Tax Assets, Valuation Allowance	(7.4)	0
Pension and other postretirement benefits	42.9	37.0
Stock-based compensation awards	14.7	10.3
Deferred Tax Assets, Derivative Instruments	15.4	0
Net operating loss carryforwards	23.4	21.6
Noncurrent deferred tax assets	97.9	69.8
Liability [Member]
Components of Deferred Tax Liabilities [Abstract]
Total deferred tax liabilities, gross	1,008.9	372.0
Liability [Member] | Current
Components of Deferred Tax Liabilities [Abstract]
Other items, liabilities	(3.3)	(0.3)
Current deferred tax liabilities	(3.3)	(0.3)
Deferred Tax Liabilities, Gross, Current	3.3	0.3
Noncurrent deferred tax liabilities	1,005.6	371.7
Liability [Member] | Noncurrent
Components of Deferred Tax Assets [Abstract]
Property	(142.5)	(74.0)
Intangible assets	(863.1)	(297.7)
Components of Deferred Tax Liabilities [Abstract]
Noncurrent deferred tax liabilities	1,005.6	371.7
Net Assets [Member]
Deferred Tax Assets (Liabilities), Net [Abstract]
Total deferred tax assets (liabilities), net	(888.1)	(290.0)
Net Assets [Member] | Current
Components of Deferred Tax Assets [Abstract]
Accrued vacation, incentive and severance	6.5	5.2
Deferred Tax Assets, Operating Loss Carryforwards	7.3	0
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	2.7	0
Accrued liabilities	7.1	1.6
Deferred Tax Assets, Valuation Allowance	(0.3)	0
Components of Deferred Tax Liabilities [Abstract]
Noncurrent deferred tax liabilities	(915.1)	(301.9)
Deferred Tax Assets (Liabilities), Net [Abstract]
Other items, net	3.7	5.1
Deferred Tax Assets (Liabilities), Net, Current	27.0	11.9
Total deferred tax assets (liabilities), net	27.3	11.9
Net Assets [Member] | Noncurrent
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Valuation Allowance	(7.4)	0
Property	(142.5)	(74.0)
Intangible assets	(863.1)	(297.7)
Pension and other postretirement benefits	42.9	37.0
Stock-based compensation awards	14.7	10.3
Deferred Tax Assets, Derivative Instruments	15.4	0
Net operating loss carryforwards	23.4	21.6
Deferred Tax Assets (Liabilities), Net [Abstract]
Other items, net	1.5	0.9
Deferred Tax Assets (Liabilities), Net, Noncurrent	$ (907.7)	$ (301.9)